Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Class A Common Stock	Class B Common Stock	Additional paid in capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2015	[1]	$ 4,222	$ 7,778	$ 108,970	$ 16,806,219	$ (445,570)	$ 16,481,619
Balance (in shares) at Dec. 31, 2015	[1]	4,221,600	7,778,400
Issuance Class A shares - IPO		$ 2,695		10,128,995			10,131,690
Issuance Class A shares - IPO (in shares)		2,695,347
Net income (loss)					5,934,885		5,934,885
Foreign currency translation income (loss)						(1,401,124)	(1,401,124)
Balance at Dec. 31, 2016		$ 6,917	$ 7,778	10,237,965	22,741,104	(1,846,694)	31,147,070
Balance (in shares) at Dec. 31, 2016		6,916,947	7,778,400
Net income (loss)					7,136,387		7,136,387
Foreign currency translation income (loss)						2,249,081	2,249,081
Balance at Dec. 31, 2017		$ 6,917	$ 7,778	10,237,965	29,877,491	402,387	40,532,538
Balance (in shares) at Dec. 31, 2017		6,916,947	7,778,400
Net income (loss)					(5,144,715)		(5,144,715)
Foreign currency translation income (loss)						(1,755,528)	(1,755,528)
Issuance of class A common stock for consulting services		$ 131		239,369			239,500
Issuance of class A common stock for consulting services, shares		131,452
Issuance of class A common stock for equity investment		$ 1,443		2,884,113			2,885,556
Issuance of class A common stock for equity investment, shares		1,442,778
Balance at Dec. 31, 2018		$ 8,491	$ 7,778	$ 13,361,447	$ 24,732,776	$ (1,353,141)	$ 36,757,351
Balance (in shares) at Dec. 31, 2018		8,491,177	7,778,400

[1]	Retrospectively adjusted the reclassification of the Company's common stock (see Note 14)